John Hancock
Multimanager Lifestyle Portfolios
Quarterly portfolio holdings 9/30/2021

Portfolios’ investments
Subadvisors of Affiliated Underlying Funds
Allianz Global Investors U.S. LLC	(Allianz)
Axiom International Investors LLC	(Axiom)
BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Boston Partners Global Investors, Inc.	(Boston Partners)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Graham Capital Management, L.P.	(Graham)
Jennison Associates LLC	(Jennison)
Manulife Investment Management (North America) Limited	(MIM NA)
Manulife Investment Management (US) LLC	(MIM US)
Pictet Asset Management SA	(Pictet)
Redwood Investments, LLC	(Redwood)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO

As of 9-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.0%
Equity - 90.5%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	3,938,378	$249,259,963
Capital Appreciation, Class NAV, JHF II (Jennison)	5,262,853	120,098,307
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	6,459,313	79,255,768
Disciplined Value, Class NAV, JHF III (Boston Partners)	7,548,873	186,985,593
Disciplined Value International, Class NAV, JHIT (Boston Partners)	14,039,340	199,639,409
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	17,395,507	248,755,747
Equity Income, Class NAV, JHF II (T. Rowe Price)	13,879,669	298,412,885
Financial Industries, Class NAV, JHIT II (MIM US) (B)	2,604,496	59,460,650
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,693,665	281,974,417
Global Equity, Class NAV, JHF II (MIM US) (B)	2,675,886	39,629,865
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,053,442	89,167,197
International Dynamic Growth, Class NAV, JHIT (Axiom)	2,950,267	48,266,371
International Growth, Class NAV, JHF III (Wellington)	2,840,174	112,243,667
International Small Company, Class NAV, JHF II (DFA)	9,020,455	118,889,596
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	28,541,162	315,665,254
Mid Cap Stock, Class NAV, JHF II (Wellington)	8,000,711	223,059,826
Mid Value, Class NAV, JHF II (T. Rowe Price)	14,599,610	277,684,590
Multifactor Emerging Markets ETF, JHETF (DFA)	2,515,427	74,456,639
Small Cap Core, Class NAV, JHIT (MIM US) (B)	7,431,316	133,540,757
Small Cap Growth, Class NAV, JHF II (Redwood)	3,452,490	92,733,885
Small Cap Value, Class NAV, JHF II (Wellington)	4,772,879	113,737,713
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	16,750,047	201,335,567
Fixed income - 0.7%
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	2,088,341	19,233,623
High Yield, Class NAV, JHBT (MIM US) (B)	2,841,901	9,832,979
Alternative and specialty - 7.8%
Diversified Macro, Class NAV, JHIT (Graham)	4,233,960	39,629,865
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	16,008,473	178,334,394
Health Sciences, Class NAV, JHF II (T. Rowe Price)	9,050,833	59,373,464
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	5,676,019	29,912,622
2	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE AGGRESSIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,571,271,006)		$3,900,570,613
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	215,623	$141,337

TOTAL COMMON STOCKS (Cost $91,718)		$141,337
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 1.0%
U.S. Government - 1.0%
U.S. Treasury STRIPS, PO, 2.101%, 08/15/2051	$3,596,000	1,914,802
U.S. Treasury STRIPS, PO, 2.103%, 11/15/2048	21,230,000	11,973,592
U.S. Treasury STRIPS, PO, 2.112%, 05/15/2047	17,218,000	10,000,091
U.S. Treasury STRIPS, PO, 2.114%, 05/15/2050	29,378,000	16,002,673

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $37,630,576)		$39,891,158
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,608,994,323) - 100.0%		$3,940,604,131
Other assets and liabilities, net - (0.0%)		(60,136)
TOTAL NET ASSETS - 100.0%		$3,940,543,995
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO

As of 9-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 95.9%
Equity - 74.9%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	8,959,161	$567,025,276
Capital Appreciation, Class NAV, JHF II (Jennison)	13,409,300	306,000,215
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	31,817,333	390,398,679
Disciplined Value, Class NAV, JHF III (Boston Partners)	17,730,616	439,187,359
Disciplined Value International, Class NAV, JHIT (Boston Partners)	32,104,938	456,532,215
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	32,489,628	464,601,685
Equity Income, Class NAV, JHF II (T. Rowe Price)	31,950,435	686,934,361
Financial Industries, Class NAV, JHIT II (MIM US) (B)	6,130,683	139,963,503
MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	10,045,252	$139,428,100
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	6,685,243	510,351,461
Global Equity, Class NAV, JHF II (MIM US) (B)	11,673,926	172,890,843
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	13,076,208	192,612,538
International Dynamic Growth, Class NAV, JHIT (Axiom)	6,520,719	106,678,958
International Growth, Class NAV, JHF III (Wellington)	5,767,510	227,931,999
International Small Company, Class NAV, JHF II (DFA)	20,311,225	267,701,951
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	65,540,788	724,881,113
Mid Cap Stock, Class NAV, JHF II (Wellington)	17,789,153	495,961,586
Mid Value, Class NAV, JHF II (T. Rowe Price)	33,698,592	640,947,212
Multifactor Emerging Markets ETF, JHETF (DFA)	6,742,217	199,569,623
Small Cap Core, Class NAV, JHIT (MIM US) (B)	17,682,307	317,751,062
Small Cap Growth, Class NAV, JHF II (Redwood)	6,893,126	185,149,362
Small Cap Value, Class NAV, JHF II (Wellington)	10,274,469	244,840,590
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	36,470,308	438,373,099
Fixed income - 14.0%
Bond, Class NAV, JHSB (MIM US) (B)	36,750,598	603,444,815
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	23,616,486	217,507,835
Floating Rate Income, Class NAV, JHF II (Bain Capital)	26,044,433	216,950,123
High Yield, Class NAV, JHBT (MIM US) (B)	51,419,149	177,910,255
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	29,769,140	334,605,131
Alternative and specialty - 7.0%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	8,040,306	83,699,588
Diversified Macro, Class NAV, JHIT (Graham)	8,942,264	83,699,588
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	36,046,044	401,552,927
Health Sciences, Class NAV, JHF II (T. Rowe Price)	20,883,818	136,997,845
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	13,647,850	71,924,168

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,470,025,510)		$10,644,005,065
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	489,868	321,095

TOTAL COMMON STOCKS (Cost $208,371)		$321,095
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	3

MULTIMANAGER LIFESTYLE GROWTH PORTFOLIO (continued)

	Shares or Principal Amount	Value

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.1%
U.S. Government - 4.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$24,860,749	$25,701,417
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	67,353,870	71,905,518
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	81,303,175	87,219,886
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	18,897,491	20,456,780
U.S. Treasury STRIPS, PO, 2.101%, 08/15/2051	22,598,000	12,033,006
U.S. Treasury STRIPS, PO, 2.103%, 11/15/2048	131,145,000	73,964,991
U.S. Treasury STRIPS, PO, 2.112%, 05/15/2047	106,362,000	61,774,289
U.S. Treasury STRIPS, PO, 2.114%, 05/15/2050	181,478,000	98,854,012

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $441,337,266)		$451,909,899
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $7,911,572,170) - 100.0%		$11,096,237,082
Other assets and liabilities, net - (0.0%)		(133,339)
TOTAL NET ASSETS - 100.0%		$11,096,103,743
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO

As of 9-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.8%
Equity - 56.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	5,642,579	$357,118,808
Capital Appreciation, Class NAV, JHF II (Jennison)	7,364,064	168,047,941
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	34,013,807	417,349,417
Disciplined Value, Class NAV, JHF III (Boston Partners)	11,046,617	273,624,712
Disciplined Value International, Class NAV, JHIT (Boston Partners)	25,114,339	357,125,896
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	19,336,992	276,518,980
Equity Income, Class NAV, JHF II (T. Rowe Price)	19,905,626	427,970,960
Financial Industries, Class NAV, JHIT II (MIM US) (B)	4,591,666	104,827,740
MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	9,301,427	$129,103,801
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	3,840,980	293,220,428
Global Equity, Class NAV, JHF II (MIM US) (B)	13,318,326	197,244,411
Global Shareholder Yield, Class NAV, JHF III (Epoch)	4,349,391	51,975,217
Global Thematic Opportunities, Class NAV, JHIT (Pictet)	6,879,920	101,341,221
International Dynamic Growth, Class NAV, JHIT (Axiom)	4,789,646	78,358,602
International Growth, Class NAV, JHF III (Wellington)	4,526,877	178,902,191
International Small Company, Class NAV, JHF II (DFA)	10,915,273	143,863,302
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	41,113,051	454,710,346
Mid Cap Stock, Class NAV, JHF II (Wellington)	11,552,345	322,079,366
Mid Value, Class NAV, JHF II (T. Rowe Price)	23,630,052	449,443,588
Multifactor Emerging Markets ETF, JHETF (DFA)	4,082,624	120,845,670
Small Cap Core, Class NAV, JHIT (MIM US) (B)	11,568,266	207,881,745
Small Cap Growth, Class NAV, JHF II (Redwood)	4,837,168	129,926,325
Small Cap Value, Class NAV, JHF II (Wellington)	7,443,286	177,373,502
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	33,044,697	397,197,258
Fixed income - 29.1%
Bond, Class NAV, JHSB (MIM US) (B)	55,059,241	904,072,742
Core Bond, Class NAV, JHF II (Wells Capital)	8,079,291	104,546,029
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	39,650,460	365,180,740
Floating Rate Income, Class NAV, JHF II (Bain Capital)	43,839,225	365,180,740
High Yield, Class NAV, JHBT (MIM US) (B)	94,989,210	328,662,666
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	19,287,832	193,264,081
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	67,046,961	753,607,843
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	9,983,112	103,924,191
Diversified Macro, Class NAV, JHIT (Graham)	11,158,806	104,446,423
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	25,288,228	281,710,857
Health Sciences, Class NAV, JHF II (T. Rowe Price)	15,530,195	101,878,082
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,848,390	52,168,677
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	9,665,409	50,936,705

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,193,387,172)		$9,525,631,203
4	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE BALANCED PORTFOLIO (continued)

	Shares or Principal Amount	Value

COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	303,543	$198,964

TOTAL COMMON STOCKS (Cost $129,115)		$198,964
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.2%
U.S. Government - 8.2%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$46,454,112	48,024,962
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	125,856,128	134,361,248
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	151,921,550	162,977,406
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	35,311,538	38,225,199
U.S. Treasury STRIPS, PO, 2.101%, 08/15/2051	43,741,000	23,291,251
U.S. Treasury STRIPS, PO, 2.103%, 11/15/2048	250,682,000	141,383,139
U.S. Treasury STRIPS, PO, 2.112%, 05/15/2047	203,311,000	118,081,575
U.S. Treasury STRIPS, PO, 2.114%, 05/15/2050	346,893,000	188,958,247

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $835,021,062)		$855,303,027
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,043	1,043

TOTAL SHORT-TERM INVESTMENTS (Cost $1,043)		$1,043
Total investments (Cost $8,028,538,392) - 100.0%		$10,381,134,237
Other assets and liabilities, net - 0.0%		855,009
TOTAL NET ASSETS - 100.0%		$10,381,989,246
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO

As of 9-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 91.5%
Equity - 37.7%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	954,080	$60,383,717
Capital Appreciation, Class NAV, JHF II (Jennison)	1,243,731	28,381,947
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	10,236,676	125,604,011
Disciplined Value, Class NAV, JHF III (Boston Partners)	2,066,396	51,184,636
Disciplined Value International, Class NAV, JHIT (Boston Partners)	4,330,712	61,582,726
MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	2,094,310	$29,948,630
Equity Income, Class NAV, JHF II (T. Rowe Price)	3,750,798	80,642,155
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	2,683,381	37,245,331
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	730,020	55,729,714
Global Equity, Class NAV, JHF II (MIM US) (B)	4,351,280	64,442,464
Global Shareholder Yield, Class NAV, JHF III (Epoch)	3,013,332	36,009,321
International Growth, Class NAV, JHF III (Wellington)	1,321,710	52,233,997
International Small Company, Class NAV, JHF II (DFA)	1,917,276	25,269,697
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	9,402,304	103,989,479
Mid Cap Stock, Class NAV, JHF II (Wellington)	2,439,872	68,023,632
Mid Value, Class NAV, JHF II (T. Rowe Price)	4,262,405	81,070,949
Multifactor Emerging Markets ETF, JHETF (DFA)	817,507	24,198,207
Small Cap Core, Class NAV, JHIT (MIM US) (B)	667,294	11,991,274
Small Cap Growth, Class NAV, JHF II (Redwood)	1,217,498	32,701,989
Small Cap Value, Class NAV, JHF II (Wellington)	1,525,910	36,362,440
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	6,029,589	72,475,664
Fixed income - 47.5%
Bond, Class NAV, JHSB (MIM US) (B)	22,654,111	371,980,503
Core Bond, Class NAV, JHF II (Wells Capital)	18,822,963	243,569,135
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	16,590,824	152,801,486
Floating Rate Income, Class NAV, JHF II (Bain Capital)	18,545,411	154,483,274
High Yield, Class NAV, JHBT (MIM US) (B)	41,568,269	143,826,211
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	11,032,849	110,549,144
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	23,007,427	258,603,478
Alternative and specialty - 6.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	3,645,707	37,951,805
Diversified Macro, Class NAV, JHIT (Graham)	4,070,964	38,104,222
Diversified Real Assets, Class NAV, JHIT (MIM NA/Wellington) (B)	4,918,501	54,792,097
Infrastructure, Class NAV, JHIT (Wellington)	1,025,141	14,977,303
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,243,502	45,660,081

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,306,947,229)		$2,766,770,719
COMMON STOCKS - 0.0%
Energy - 0.0%
Sakari Resources, Ltd. (C)(D)(E)	50,910	33,370
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	5

MULTIMANAGER LIFESTYLE MODERATE PORTFOLIO (continued)

	Shares or Principal Amount	Value

TOTAL COMMON STOCKS (Cost $21,655)		$33,370
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 8.5%
U.S. Government - 8.5%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$20,255,899	$20,940,854
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	54,878,845	58,587,454
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	66,244,487	71,065,328
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	15,400,269	16,670,991
U.S. Treasury STRIPS, PO, 2.101%, 08/15/2051	8,461,000	4,505,322
U.S. Treasury STRIPS, PO, 2.103%, 11/15/2048	48,515,000	27,362,168
U.S. Treasury STRIPS, PO, 2.112%, 05/15/2047	39,347,000	22,852,456
U.S. Treasury STRIPS, PO, 2.114%, 05/15/2050	67,136,000	36,570,069

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $256,160,692)		$258,554,642
SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,563,130,599) - 100.0%		$3,025,359,754
Other assets and liabilities, net - 0.0%		225,303
TOTAL NET ASSETS - 100.0%		$3,025,585,057
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO

As of 9-30-21 (unaudited)
	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 90.8%
Equity - 18.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	362,909	$22,968,536
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,200,156	51,535,920
Disciplined Value, Class NAV, JHF III (Boston Partners)	527,433	13,064,509
Disciplined Value International, Class NAV, JHIT (Boston Partners)	1,647,207	23,423,283
Emerging Markets Equity, Class NAV, JHIT (MIM US) (B)	1,534,807	21,947,746
Equity Income, Class NAV, JHF II (T. Rowe Price)	957,286	20,581,657
Fundamental Global Franchise, Class NAV, JHF II (MIM US) (B)	1,313,928	18,237,324
MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (MIM US) (B)	157,565	$12,028,488
Global Equity, Class NAV, JHF II (MIM US) (B)	1,647,983	24,406,625
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,331,110	15,906,760
International Growth, Class NAV, JHF III (Wellington)	532,154	21,030,739
International Strategic Equity Allocation, Class NAV, JHF II (MIM US) (B)	5,933,862	65,628,508
Mid Cap Stock, Class NAV, JHF II (Wellington)	978,436	27,278,783
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,769,337	33,652,783
Small Cap Growth, Class NAV, JHF II (Redwood)	863,171	23,184,770
Small Cap Value, Class NAV, JHF II (Wellington)	1,072,438	25,556,187
U.S. Sector Rotation, Class NAV, JHF II (MIM US) (B)	2,471,803	29,711,068
Fixed income - 66.1%
Bond, Class NAV, JHSB (MIM US) (B)	27,060,484	444,333,141
Core Bond, Class NAV, JHF II (Wells Capital)	25,115,292	324,991,883
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)	18,262,214	168,194,989
Floating Rate Income, Class NAV, JHF II (Bain Capital)	20,365,181	169,641,954
High Yield, Class NAV, JHBT (MIM US) (B)	45,092,794	156,021,067
Short Duration Bond, Class NAV, JHBT (MIM US) (B)	12,357,909	123,826,244
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)	22,022,123	247,528,662
Alternative and specialty - 6.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (E)	6,549,899	68,184,450
Infrastructure, Class NAV, JHIT (Wellington)	2,922,396	42,696,199
Multi-Asset High Income, Class NAV, JHF II (MIM US) (B)	4,578,504	49,264,705

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $2,042,121,760)		$2,244,826,980
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 9.1%
U.S. Government - 9.1%
U.S. Treasury Inflation Protected Security, 0.125%, 01/15/2023	$27,229,396	28,150,161
U.S. Treasury Inflation Protected Security, 0.125%, 07/15/2024	73,768,415	78,753,546
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2025	89,048,096	95,528,433
U.S. Treasury Inflation Protected Security, 0.125%, 04/15/2026	20,699,185	22,407,137

TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (Cost $228,616,606)		$224,839,277
6	JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS’ INVESTMENTS

MULTIMANAGER LIFESTYLE CONSERVATIVE PORTFOLIO (continued)

	Shares or Principal Amount	Value

SHORT-TERM INVESTMENTS - 0.0%
Short-term funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.0250% (F)	1,023	$1,023

TOTAL SHORT-TERM INVESTMENTS (Cost $1,023)		$1,023
Total investments (Cost $2,270,739,389) - 99.9%		$2,469,667,280
Other assets and liabilities, net - 0.1%		1,699,988
TOTAL NET ASSETS - 100.0%		$2,471,367,268
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHETF	John Hancock Exchange-Traded Fund Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
STRIPS	Separate Trading of Registered Interest and Principal Securities
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Restricted security as to resale.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Non-income producing.
(F)	The rate shown is the annualized seven-day yield as of 9-30-21.
SEE NOTES TO PORTFOLIOS’ INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFESTYLE PORTFOLIOS	7

Notes to Portfolios’ investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios’ Valuation Policies and Procedures.
In order to value the securities, the portfolios use the following valuation techniques: Investments in affiliated underlying funds and other open-end mutual funds are valued at their respective NAVs each business day. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the portfolios’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the portfolios’ investments as of September 30, 2021, by major security category or type:
	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Aggressive Portfolio
Investments in securities:
Assets
Affiliated investment companies	$3,900,570,613	$3,900,570,613	—	—
Common stocks	141,337	—	—	$141,337
U.S. Government and Agency obligations	39,891,158	—	$39,891,158	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$3,940,604,131	$3,900,571,636	$39,891,158	$141,337

Multimanager Lifestyle Growth Portfolio
Investments in securities:
Assets
Affiliated investment companies	$10,644,005,065	$10,644,005,065	—	—
Common stocks	321,095	—	—	$321,095
U.S. Government and Agency obligations	451,909,899	—	$451,909,899	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$11,096,237,082	$10,644,006,088	$451,909,899	$321,095

Multimanager Lifestyle Balanced Portfolio
Investments in securities:
Assets
Affiliated investment companies	$9,525,631,203	$9,525,631,203	—	—
Common stocks	198,964	—	—	$198,964
U.S. Government and Agency obligations	855,303,027	—	$855,303,027	—
Short-term investments	1,043	1,043	—	—
Total investments in securities	$10,381,134,237	$9,525,632,246	$855,303,027	$198,964

8	|

	Total value at 9-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Multimanager Lifestyle Moderate Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,766,770,719	$2,766,770,719	—	—
Common stocks	33,370	—	—	$33,370
U.S. Government and Agency obligations	258,554,642	—	$258,554,642	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$3,025,359,754	$2,766,771,742	$258,554,642	$33,370

Multimanager Lifestyle Conservative Portfolio
Investments in securities:
Assets
Affiliated investment companies	$2,244,826,980	$2,244,826,980	—	—
U.S. Government and Agency obligations	224,839,277	—	$224,839,277	—
Short-term investments	1,023	1,023	—	—
Total investments in securities	$2,469,667,280	$2,244,828,003	$224,839,277	—
Investment in affiliated underlying funds. The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.
Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Aggressive Portfolio
Blue Chip Growth	3,938,378	$241,435,972	$7,007,147	$(30,737,895)	$6,150,491	$25,404,248	—	—	$249,259,963
Capital Appreciation	5,262,853	140,710,394	713,247	(34,995,925)	8,844,083	4,826,508	—	—	120,098,307
Capital Appreciation Value	6,459,313	145,578,445	8,091,530	(89,622,481)	11,575,346	3,632,928	—	—	79,255,768
Disciplined Value	7,548,873	154,064,763	19,667,179	(16,537,759)	1,460,307	28,331,103	—	—	186,985,593
Disciplined Value International	14,039,340	186,899,252	22,096,293	(29,322,586)	1,887,304	18,079,146	—	—	199,639,409
Diversified Macro	4,233,960	36,346,348	4,092,101	(687,616)	(47,016)	(73,952)	—	—	39,629,865
Diversified Real Assets	16,008,473	110,630,304	44,449,352	(882,411)	(20,595)	24,157,744	—	—	178,334,394
Emerging Markets Debt	2,088,341	—	22,006,169	(2,645,541)	17,327	(144,332)	$299,688	—	19,233,623
Emerging Markets Equity	17,395,507	263,314,414	15,240,096	(23,134,562)	5,219,962	(11,884,163)	—	—	248,755,747
Equity Income	13,879,669	253,856,305	24,434,557	(20,728,577)	2,647,187	38,203,413	3,456,954	—	298,412,885
Financial Industries	2,604,496	56,126,273	2,667,141	(12,059,013)	2,284,731	10,441,518	—	—	59,460,650
Fundamental Global Franchise	—	30,957,680	683,831	(34,929,834)	9,144,840	(5,856,517)	—	—	—
Fundamental Large Cap Core	3,693,665	259,177,694	4,067,166	(35,872,852)	11,759,510	42,842,899	—	—	281,974,417
|	9

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	2,675,886	$65,619,026	$1,486,069	$(35,890,437)	$10,601,787	$(2,186,580)	—	—	$39,629,865
Global Shareholder Yield	—	37,199,522	—	(38,506,562)	8,689,374	(7,382,334)	—	—	—
Global Thematic Opportunities	6,053,442	86,536,417	104,165	(4,589,141)	492,433	6,623,323	—	—	89,167,197
Health Sciences	9,050,833	64,741,730	3,865,225	(15,568,453)	1,914,693	4,420,269	—	—	59,373,464
High Yield	2,841,901	—	10,884,068	(1,111,955)	6,279	54,587	$133,293	—	9,832,979
International Dynamic Growth	2,950,267	43,785,768	8,965,440	(10,492,297)	707,698	5,299,762	—	—	48,266,371
International Growth	2,840,174	143,109,614	—	(42,131,641)	17,872,676	(6,606,982)	—	—	112,243,667
International Small Company	9,020,455	116,091,299	—	(11,160,409)	2,343,680	11,615,026	—	—	118,889,596
International Strategic Equity Allocation	28,541,162	311,341,384	646,289	(10,046,479)	1,010,426	12,713,634	—	—	315,665,254
Mid Cap Stock	8,000,711	200,257,491	34,755,808	(22,145,438)	302,050	9,889,915	—	—	223,059,826
Mid Value	14,599,610	215,038,872	42,514,894	(14,031,613)	278,012	33,884,425	—	—	277,684,590
Multifactor Emerging Markets ETF	2,515,427	77,903,352	2,070,962	(6,815,638)	959,301	338,662	613,685	—	74,456,639
Multifactor Mid Cap ETF	—	39,079,470	1,226	(41,895,156)	10,431,242	(7,616,782)	—	—	—
Multifactor Small Cap ETF	—	29,087,786	1,145	(32,107,461)	7,648,290	(4,629,760)	—	—	—
Science & Technology	5,676,019	49,911,519	1,059,459	(24,054,180)	4,243,351	(1,247,527)	—	—	29,912,622
Small Cap Core	7,431,316	99,517,037	24,798,343	(7,429,562)	416,311	16,238,628	—	—	133,540,757
Small Cap Growth	3,452,490	90,551,213	861,583	(14,473,778)	4,530,821	11,264,046	—	—	92,733,885
Small Cap Value	4,772,879	108,582,256	1,436,534	(15,973,350)	2,488,348	17,203,925	—	—	113,737,713
U.S. Sector Rotation	16,750,047	196,596,745	55,903	(25,300,672)	3,573,125	26,410,466	—	—	201,335,567
					$139,433,374	$304,247,246	$4,503,620	—	$3,900,570,613
Multimanager Lifestyle Growth Portfolio
Absolute Return Currency	8,040,306	$52,116,377	$33,102,049	$(1,599,520)	$(18,925)	$99,607	—	—	$83,699,588
Blue Chip Growth	8,959,161	588,825,566	4,168,030	(100,859,077)	27,527,653	47,363,104	—	—	567,025,276
Bond	36,750,598	432,795,788	181,488,839	(648,857)	(21,982)	(10,168,973)	$12,493,706	—	603,444,815
Capital Appreciation	13,409,300	351,624,404	7,370,609	(88,225,152)	20,469,847	14,760,507	—	—	306,000,215
Capital Appreciation Value	31,817,333	446,043,343	15,233,498	(122,156,551)	12,795,218	38,483,171	—	—	390,398,679
Core Bond	—	310,245,640	41,997,081	(343,457,501)	2,211,321	(10,996,541)	112,845	—	—
Disciplined Value	17,730,616	391,279,444	13,254,271	(40,658,346)	6,487,362	68,824,628	—	—	439,187,359
10	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Disciplined Value International	32,104,938	$433,849,147	$45,785,267	$(69,472,667)	$5,066,714	$41,303,754	—	—	$456,532,215
Diversified Macro	8,942,264	79,957,657	5,560,775	(1,669,346)	(111,324)	(38,174)	—	—	83,699,588
Diversified Real Assets	36,046,044	280,515,171	70,277,050	(9,365,402)	(399,905)	60,526,013	—	—	401,552,927
Emerging Markets Debt	23,616,486	223,545,800	22,960,058	(19,874,445)	(1,088,952)	(8,034,626)	$7,104,627	—	217,507,835
Emerging Markets Equity	32,489,628	482,773,036	44,048,517	(50,827,269)	15,357,259	(26,749,858)	—	—	464,601,685
Equity Income	31,950,435	624,156,090	22,317,328	(60,092,070)	7,169,656	93,383,357	8,121,211	—	686,934,361
Financial Industries	6,130,683	136,776,946	1,211,428	(28,601,580)	6,822,367	23,754,342	—	—	139,963,503
Floating Rate Income	26,044,433	127,989,497	88,319,296	(2,976,987)	10,721	3,607,596	3,970,671	—	216,950,123
Fundamental Global Franchise	10,045,252	106,122,740	30,748,181	(10,736,103)	428,919	12,864,363	—	—	139,428,100
Fundamental Large Cap Core	6,685,243	485,352,680	5,116,387	(80,247,115)	26,689,448	73,440,061	—	—	510,351,461
Global Equity	11,673,926	194,444,822	7,361,347	(54,362,603)	12,969,716	12,477,561	—	—	172,890,843
Global Shareholder Yield	—	133,527,265	—	(138,205,488)	30,907,215	(26,228,992)	—	—	—
Global Thematic Opportunities	13,076,208	188,928,182	2,676,554	(14,306,860)	1,025,615	14,289,047	—	—	192,612,538
Health Sciences	20,883,818	172,460,729	7,617,534	(58,294,456)	7,906,880	7,307,158	—	—	136,997,845
High Yield	51,419,149	183,504,014	52,109,135	(59,364,397)	17,889	1,643,614	7,760,837	—	177,910,255
International Dynamic Growth	6,520,719	87,540,372	32,266,975	(25,892,976)	2,506,042	10,258,545	—	—	106,678,958
International Growth	5,767,510	312,795,742	305,086	(110,259,923)	49,864,764	(24,773,670)	—	—	227,931,999
International Small Company	20,311,225	268,014,917	92,898	(32,584,816)	6,898,951	25,280,001	—	—	267,701,951
International Strategic Equity Allocation	65,540,788	777,109,249	453,261	(87,900,550)	9,642,736	25,576,417	—	—	724,881,113
Mid Cap Stock	17,789,153	485,777,037	67,708,373	(82,476,443)	2,798,779	22,153,840	—	—	495,961,586
Mid Value	33,698,592	513,676,960	76,412,117	(30,516,803)	885,989	80,488,949	—	—	640,947,212
Multifactor Emerging Markets ETF	6,742,217	203,091,928	9,221,557	(15,768,808)	2,816,215	208,731	1,624,272	—	199,569,623
Multifactor Mid Cap ETF	—	85,149,076	6,884	(91,243,220)	22,516,077	(16,428,817)	—	—	—
Multifactor Small Cap ETF	—	72,531,534	17,299	(80,067,637)	19,180,496	(11,661,692)	—	—	—
Science & Technology	13,647,850	118,138,742	1,206,855	(54,508,351)	8,599,793	(1,512,871)	—	—	71,924,168
|	11

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Short Duration Credit Opportunities	—	$87,735,193	$337,196	$(87,997,217)	$2,221,149	$(2,296,321)	$337,196	—	—
Small Cap Core	17,682,307	237,748,294	58,811,446	(18,696,414)	1,246,241	38,641,495	—	—	$317,751,062
Small Cap Growth	6,893,126	185,365,817	2,257,487	(34,479,436)	11,029,333	20,976,161	—	—	185,149,362
Small Cap Value	10,274,469	234,612,335	2,506,554	(35,138,463)	5,716,478	37,143,686	—	—	244,840,590
Strategic Income Opportunities	29,769,140	320,346,735	33,726,491	(15,160,521)	(196,423)	(4,111,151)	7,803,523	—	334,605,131
U.S. High Yield Bond	—	36,109,268	146,764	(36,559,606)	5,928,443	(5,624,869)	146,764	—	—
U.S. Sector Rotation	36,470,308	494,733,202	—	(128,143,965)	16,827,666	54,956,196	—	—	438,373,099
					$350,705,441	$681,185,349	$49,475,652	—	$10,644,005,065
Multimanager Lifestyle Balanced Portfolio
Absolute Return Currency	9,983,112	$50,392,278	$57,434,088	$(4,042,305)	$(28,985)	$169,115	—	—	$103,924,191
Asia Pacific Total Return Bond	—	86,137,167	—	(85,445,931)	5,985,826	(6,677,062)	—	—	—
Blue Chip Growth	5,642,579	421,375,291	422,579	(114,222,785)	41,510,885	8,032,838	—	—	357,118,808
Bond	55,059,241	895,539,428	75,314,172	(45,851,415)	(830,705)	(20,098,738)	$21,169,969	—	904,072,742
Capital Appreciation	7,364,064	236,039,135	82,910	(88,037,344)	36,720,557	(16,757,317)	—	—	168,047,941
Capital Appreciation Value	34,013,807	450,889,439	9,895,294	(95,440,562)	9,191,611	42,813,635	—	—	417,349,417
Core Bond	8,079,291	634,988,865	45,628,951	(558,314,466)	6,891,717	(24,649,038)	1,545,089	—	104,546,029
Disciplined Value	11,046,617	271,604,213	2,945,835	(53,039,159)	14,439,346	37,674,477	—	—	273,624,712
Disciplined Value International	25,114,339	294,961,646	46,140,666	(12,891,144)	290,662	28,624,066	—	—	357,125,896
Diversified Macro	11,158,806	52,401,800	54,402,735	(1,688,409)	(105,513)	(564,190)	—	—	104,446,423
Diversified Real Assets	25,288,228	219,049,178	26,809,629	(11,540,585)	(254,741)	47,647,376	—	—	281,710,857
Emerging Markets Debt	39,650,460	392,180,680	49,303,727	(60,449,400)	(3,278,381)	(12,575,886)	12,284,502	—	365,180,740
Emerging Markets Equity	19,336,992	282,489,538	37,109,154	(36,607,650)	11,707,324	(18,179,386)	—	—	276,518,980
Equity Income	19,905,626	437,764,830	5,609,069	(86,226,584)	19,333,618	51,490,027	5,178,234	—	427,970,960
Financial Industries	4,591,666	97,819,831	7,500,970	(22,189,400)	3,828,456	17,867,883	—	—	104,827,740
Floating Rate Income	43,839,225	229,653,216	140,954,620	(11,924,890)	(23,564)	6,521,358	7,329,754	—	365,180,740
Fundamental Global Franchise	9,301,427	114,047,323	23,555,604	(23,086,217)	1,737,302	12,849,789	—	—	129,103,801
Fundamental Large Cap Core	3,840,980	337,191,208	265,539	(110,324,235)	38,713,315	27,374,601	—	—	293,220,428
12	|

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Global Equity	13,318,326	$171,584,044	$26,768,256	$(25,175,443)	$1,760,219	$22,307,335	—	—	$197,244,411
Global Shareholder Yield	4,349,391	120,045,359	1,204,153	(75,707,670)	16,309,742	(9,876,367)	$1,175,346	—	51,975,217
Global Thematic Opportunities	6,879,920	99,068,099	2,673,102	(8,288,445)	1,029,538	6,858,927	—	—	101,341,221
Health Sciences	15,530,195	129,169,642	1,838,737	(40,656,756)	6,831,312	4,695,147	—	—	101,878,082
High Yield	94,989,210	333,070,843	112,456,338	(120,061,359)	(531,836)	3,728,680	14,468,427	—	328,662,666
International Dynamic Growth	4,789,646	72,346,688	17,572,832	(21,774,232)	2,932,752	7,280,562	—	—	78,358,602
International Growth	4,526,877	222,625,537	—	(59,714,086)	26,154,460	(10,163,720)	—	—	178,902,191
International Small Company	10,915,273	148,099,668	19,202	(21,805,802)	5,007,918	12,542,316	—	—	143,863,302
International Strategic Equity Allocation	41,113,051	496,863,808	856,315	(65,479,825)	6,922,549	15,547,499	—	—	454,710,346
Mid Cap Stock	11,552,345	300,617,443	72,195,287	(67,402,458)	2,024,230	14,644,864	—	—	322,079,366
Mid Value	23,630,052	322,054,109	111,116,982	(33,265,946)	202,313	49,336,130	—	—	449,443,588
Multi-Asset High Income	4,848,390	52,451,443	2,976,330	(3,778,103)	34,794	484,213	1,743,275	—	52,168,677
Multifactor Emerging Markets ETF	4,082,624	120,972,359	9,684,445	(11,640,336)	1,938,417	(109,215)	950,884	—	120,845,670
Multifactor Mid Cap ETF	—	68,969,680	1,633	(73,904,514)	18,625,991	(13,692,790)	—	—	—
Multifactor Small Cap ETF	—	51,838,180	2,567	(57,199,110)	14,210,715	(8,852,352)	—	—	—
Science & Technology	9,665,409	79,994,978	335,874	(34,217,106)	5,893,529	(1,070,570)	—	—	50,936,705
Short Duration Bond	19,287,832	—	195,538,805	(1,426,583)	(12,803)	(835,338)	2,829,425	—	193,264,081
Short Duration Credit Opportunities	—	227,641,588	877,972	(228,314,072)	2,363,769	(2,569,257)	877,972	—	—
Small Cap Core	11,568,266	152,855,198	45,107,489	(15,930,028)	882,567	24,966,519	—	—	207,881,745
Small Cap Growth	4,837,168	133,289,701	1,337,086	(27,472,211)	8,923,665	13,848,084	—	—	129,926,325
Small Cap Value	7,443,286	174,280,718	5,968,245	(34,061,865)	4,736,311	26,450,093	—	—	177,373,502
Strategic Income Opportunities	67,046,961	751,291,801	41,323,725	(29,430,024)	(274,037)	(9,303,622)	17,550,594	—	753,607,843
U.S. High Yield Bond	—	66,851,401	273,355	(67,686,380)	10,248,076	(9,686,452)	273,354	—	—
U.S. Sector Rotation	33,044,697	444,785,617	338,342	(112,224,318)	14,502,993	49,794,624	—	—	397,197,258
					$336,545,914	$367,888,858	$87,376,825	—	$9,525,631,203
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Multimanager Lifestyle Moderate Portfolio
Absolute Return Currency	3,645,707	$23,323,640	$15,979,546	$(1,391,377)	$(13,673)	$53,669	—	—	$37,951,805
Alternative Risk Premia	—	25,084,783	—	(25,274,608)	(5,140,588)	5,330,413	$8,562	—	—
Asia Pacific Total Return Bond	—	53,534,256	—	(53,107,046)	3,761,539	(4,188,749)	—	—	—
Blue Chip Growth	954,080	82,171,678	251,119	(30,957,002)	9,757,624	(839,702)	—	—	60,383,717
Bond	22,654,111	372,621,266	25,088,479	(17,181,339)	(318,440)	(8,229,463)	8,701,856	—	371,980,503
Capital Appreciation	1,243,731	43,215,941	244,934	(18,718,303)	7,932,739	(4,293,364)	—	—	28,381,947
Capital Appreciation Value	10,236,676	138,039,616	9,281,065	(37,938,600)	3,536,776	12,685,154	—	—	125,604,011
Core Bond	18,822,963	388,354,018	23,093,174	(156,781,185)	(661,092)	(10,435,780)	3,195,437	—	243,569,135
Disciplined Value	2,066,396	55,155,100	1,238,879	(15,743,419)	3,355,105	7,178,971	—	—	51,184,636
Disciplined Value International	4,330,712	48,200,277	13,761,497	(5,002,412)	182,622	4,440,742	—	—	61,582,726
Diversified Macro	4,070,964	—	39,997,015	(1,491,708)	(3,527)	(397,558)	—	—	38,104,222
Diversified Real Assets	4,918,501	50,723,105	2,883,849	(9,949,581)	876,170	10,258,554	—	—	54,792,097
Emerging Markets Debt	16,590,824	145,484,129	44,587,501	(30,819,842)	(1,675,072)	(4,775,230)	5,196,362	—	152,801,486
Emerging Markets Equity	2,094,310	29,908,222	5,613,345	(4,892,950)	1,446,608	(2,126,595)	—	—	29,948,630
Equity Income	3,750,798	88,279,879	2,200,280	(24,156,068)	3,978,116	10,339,948	981,986	—	80,642,155
Floating Rate Income	18,545,411	102,219,166	55,345,353	(5,852,316)	(303,038)	3,074,109	3,058,852	—	154,483,274
Fundamental Global Franchise	2,683,381	34,777,219	5,392,275	(7,172,833)	566,045	3,682,625	—	—	37,245,331
Fundamental Large Cap Core	730,020	66,703,083	210,128	(24,130,043)	8,443,860	4,502,686	—	—	55,729,714
Global Equity	4,351,280	49,669,344	21,425,491	(12,603,950)	2,297,415	3,654,164	—	—	64,442,464
Global Shareholder Yield	3,013,332	35,765,771	2,249,349	(4,910,604)	1,086,314	1,818,491	821,400	—	36,009,321
High Yield	41,568,269	123,242,484	38,014,622	(18,730,983)	(546,360)	1,846,448	5,681,929	—	143,826,211
Infrastructure	1,025,141	15,415,906	518,516	(2,361,226)	608,025	796,082	197,256	—	14,977,303
International Dynamic Growth	—	15,105,977	1,228,187	(17,528,935)	5,902,803	(4,708,032)	—	—	—
International Growth	1,321,710	37,743,246	20,162,916	(8,323,534)	2,747,552	(96,183)	—	—	52,233,997
International Small Company	1,917,276	26,344,030	144,986	(4,319,462)	1,014,586	2,085,557	—	—	25,269,697
International Strategic Equity Allocation	9,402,304	115,833,149	1,269,337	(18,385,815)	2,351,708	2,921,100	—	—	103,989,479
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							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Mid Cap Stock	2,439,872	$58,421,698	$18,545,145	$(12,900,359)	$736,219	$3,220,929	—	—	$68,023,632
Mid Value	4,262,405	65,085,250	19,694,487	(12,974,381)	2,747,146	6,518,447	—	—	81,070,949
Multi-Asset High Income	4,243,502	46,489,464	1,600,836	(2,903,882)	100,532	373,131	$1,521,691	—	45,660,081
Multifactor Emerging Markets ETF	817,507	24,260,353	2,605,663	(3,086,123)	415,869	2,445	191,822	—	24,198,207
Short Duration Bond	11,032,849	51,646,395	61,979,237	(2,445,293)	(21,200)	(609,995)	2,034,499	—	110,549,144
Short Duration Credit Opportunities	—	71,727,267	275,852	(71,941,052)	759,589	(821,656)	275,852	—	—
Small Cap Core	667,294	8,018,018	4,296,247	(2,010,059)	117,866	1,569,202	—	—	11,991,274
Small Cap Growth	1,217,498	34,092,274	1,624,374	(8,903,128)	2,620,923	3,267,546	—	—	32,701,989
Small Cap Value	1,525,910	41,855,870	2,152,470	(14,326,063)	2,190,128	4,490,035	—	—	36,362,440
Strategic Income Opportunities	23,007,427	258,567,798	8,610,391	(5,338,086)	(41,592)	(3,195,033)	5,973,553	—	258,603,478
U.S. High Yield Bond	—	25,070,917	98,376	(25,379,339)	3,618,823	(3,408,777)	98,376	—	—
U.S. Sector Rotation	6,029,589	85,218,287	287,187	(25,009,865)	3,098,412	8,881,643	—	—	72,475,664
					$67,526,532	$54,865,974	$37,939,433	—	$2,766,770,719
Multimanager Lifestyle Conservative Portfolio
Absolute Return Currency	6,549,899	$24,838,236	$48,417,205	$(5,419,023)	$(23,085)	$371,117	—	—	$68,184,450
Alternative Risk Premia	—	26,087,771	—	(26,285,186)	(5,283,627)	5,481,042	$8,904	—	—
Asia Pacific Total Return Bond	—	45,552,542	—	(45,188,789)	2,859,196	(3,222,949)	—	—	—
Blue Chip Growth	362,909	16,706,036	9,481,129	(5,754,455)	420,984	2,114,842	—	—	22,968,536
Bond	27,060,484	450,530,627	21,598,993	(17,294,794)	(428,205)	(10,073,480)	10,287,549	—	444,333,141
Capital Appreciation	—	7,186,037	861,866	(8,185,267)	2,130,203	(1,992,839)	—	—	—
Capital Appreciation Value	4,200,156	72,044,623	801,501	(28,026,165)	2,902,865	3,813,096	—	—	51,535,920
Core Bond	25,115,292	464,617,634	17,136,114	(143,382,981)	(1,825,401)	(11,553,483)	4,204,758	—	324,991,883
Disciplined Value	527,433	14,217,582	1,348,882	(5,169,902)	900,360	1,767,587	—	—	13,064,509
Disciplined Value International	1,647,207	9,986,458	14,827,006	(2,480,001)	44,662	1,045,158	—	—	23,423,283
Diversified Real Assets	—	37,178,651	167,484	(44,994,413)	6,961,652	686,626	—	—	—
Emerging Markets Debt	18,262,214	132,063,813	56,155,699	(13,663,793)	(643,404)	(5,717,326)	5,356,323	—	168,194,989
Emerging Markets Equity	1,534,807	15,643,860	12,198,969	(4,879,808)	428,882	(1,444,157)	—	—	21,947,746
|	15

							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Equity Income	957,286	$20,475,127	$3,131,765	$(6,219,752)	$861,226	$2,333,291	$239,915	—	$20,581,657
Floating Rate Income	20,365,181	110,046,900	62,536,599	(5,873,820)	(441,910)	3,374,185	3,169,070	—	169,641,954
Fundamental Global Franchise	1,313,928	16,662,713	2,571,095	(2,871,474)	116,700	1,758,290	—	—	18,237,324
Fundamental Large Cap Core	157,565	10,581,578	2,340,386	(3,055,919)	629,968	1,532,475	—	—	12,028,488
Global Equity	1,647,983	22,699,920	4,290,351	(5,295,150)	1,209,531	1,501,973	—	—	24,406,625
Global Shareholder Yield	1,331,110	16,271,624	1,506,360	(3,118,394)	885,914	361,256	353,302	—	15,906,760
High Yield	45,092,794	127,303,553	38,149,858	(10,752,052)	2,376	1,317,332	5,713,514	—	156,021,067
Infrastructure	2,922,396	43,619,502	3,850,214	(8,653,941)	1,570,659	2,309,765	549,988	—	42,696,199
International Dynamic Growth	—	5,205,413	631,349	(6,320,849)	2,124,955	(1,640,868)	—	—	—
International Growth	532,154	14,071,941	11,369,320	(5,286,336)	1,283,976	(408,162)	—	—	21,030,739
International Strategic Equity Allocation	5,933,862	69,937,850	5,583,875	(13,046,749)	1,343,003	1,810,529	—	—	65,628,508
Mid Cap Stock	978,436	21,261,097	11,189,121	(6,782,918)	331,892	1,279,591	—	—	27,278,783
Mid Value	1,769,337	23,855,004	13,202,137	(6,561,610)	976,462	2,180,790	—	—	33,652,783
Multi-Asset High Income	4,578,504	50,221,061	1,850,563	(3,287,739)	109,127	371,693	1,621,797	—	49,264,705
Multifactor Emerging Markets ETF	—	33,230	90	(36,643)	16,549	(13,226)	—	—	—
Short Duration Bond	12,357,909	64,031,853	62,834,232	(2,320,083)	(16,363)	(703,395)	2,288,873	—	123,826,244
Short Duration Credit Opportunities	—	74,262,810	283,682	(74,487,614)	640,553	(699,431)	283,682	—	—
Small Cap Growth	863,171	15,068,829	11,831,394	(6,980,563)	1,012,913	2,252,197	—	—	23,184,770
Small Cap Value	1,072,438	16,324,356	12,328,827	(5,637,203)	655,970	1,884,237	—	—	25,556,187
Strategic Income Opportunities	22,022,123	250,477,541	9,594,795	(9,472,636)	193,782	(3,264,820)	5,676,394	—	247,528,662
U.S. High Yield Bond	—	20,587,773	78,688	(20,840,272)	3,592,318	(3,418,507)	78,688	—	—
U.S. Sector Rotation	2,471,803	33,294,052	1,219,653	(9,507,261)	1,107,170	3,597,454	—	—	29,711,068
					$26,651,853	$(1,008,117)	$39,832,757	—	$2,244,826,980
For additional information on the portfolios’ significant accounting policies and risks, please refer to the portfolios’ most recent semiannual or annual shareholder report and prospectus.
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